Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	13 Months Ended	40 Months Ended	45 Months Ended	50 Months Ended	60 Months Ended	71 Months Ended	85 Months Ended	92 Months Ended	98 Months Ended	119 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000024900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger International Opportunities Fund Class A
Average Annual Return, Percent		8.07%					8.93%						4.22%
C000024901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger International Opportunities Fund Class B
Average Annual Return, Percent		10.09%					10.02%						4.53%
C000024902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger International Opportunities Fund Class C
Average Annual Return, Percent		12.49%					9.26%						4.12%
C000039971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger International Opportunities Fund Class I
Average Annual Return, Percent		14.11%					10.14%						4.91%
C000095957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger International Opportunities Fund Class Z
Average Annual Return, Percent		14.52%					10.55%						5.24%
C000024903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Fund Class A
Average Annual Return, Percent		(13.52%)					(1.60%)						4.89%
C000024904 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Fund Class B
Average Annual Return, Percent		(12.22%)					(0.71%)						5.10%
C000024905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Fund Class C
Average Annual Return, Percent		(10.25%)					(1.31%)						4.78%
C000095958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Fund Class Y
Average Annual Return, Percent		(8.28%)		(11.73%)
C000232602 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Fund Class Z
Average Annual Return, Percent		(8.39%)					(0.22%)						5.83%
C000024906 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Growth & Income Fund Class A
Average Annual Return, Percent		4.60%					14.19%						10.99%
C000024908 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Growth & Income Fund Class C
Average Annual Return, Percent		8.56%					14.57%						10.92%
C000111113 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Growth & Income Fund Class Z
Average Annual Return, Percent		10.74%					15.80%						11.95%
C000024909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Fund Class A
Average Annual Return, Percent		0.35%					8.58%						8.12%
C000024910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Fund Class B
Average Annual Return, Percent		1.79%					9.60%						8.41%
C000024911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Fund Class C
Average Annual Return, Percent		4.11%					8.88%						8.00%
C000156504 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Fund Class Z
Average Annual Return, Percent		6.20%					10.09%					8.68%
C000024912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Fund Class A
Average Annual Return, Percent		14.33%					13.53%						12.97%
C000024914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Fund Class C
Average Annual Return, Percent		18.91%					13.92%						12.90%
C000095959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Fund Class Z
Average Annual Return, Percent		21.11%					15.18%						13.99%
C000024915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Health Sciences Fund Class A
Average Annual Return, Percent		(16.89%)					(1.69%)						4.29%
C000024917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Health Sciences Fund Class C
Average Annual Return, Percent		(13.66%)					(1.38%)						4.21%
C000156505 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Health Sciences Fund Class Z
Average Annual Return, Percent		(11.98%)					(0.27%)					4.30%
C000024918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Weatherbie Specialized Growth Fund Class A
Average Annual Return, Percent		(7.31%)					1.18%						6.37%
C000024920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Weatherbie Specialized Growth Fund Class C
Average Annual Return, Percent		(3.94%)					1.52%						6.28%
C000051550 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Weatherbie Specialized Growth Fund Class I
Average Annual Return, Percent		(2.19%)					2.28%						6.94%
C000095960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Weatherbie Specialized Growth Fund Class Y
Average Annual Return, Percent		(1.88%)					2.68%			7.12%
C000193201 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Weatherbie Specialized Growth Fund Class Z
Average Annual Return, Percent		(1.90%)					2.62%						7.30%
C000059337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Focus Fund Class A
Average Annual Return, Percent		(10.76%)					(4.95%)						4.31%
C000059339 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Focus Fund Class C
Average Annual Return, Percent		(7.56%)					(4.55%)						4.29%
C000059340 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Focus Fund Class I
Average Annual Return, Percent		(5.83%)					(3.80%)						4.96%
C000095961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Focus Fund Class Y
Average Annual Return, Percent		(5.64%)					(3.49%)				4.97%
C000179520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Focus Fund Class Z
Average Annual Return, Percent		(5.65%)					(3.50%)						5.28%
C000199574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger 35 Fund Class Z
Average Annual Return, Percent		21.21%					13.95%		14.24%
C000228969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Focus Fund Class A
Average Annual Return, Percent		(1.76%)			(5.83%)
C000228970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Focus Fund Class C
Average Annual Return, Percent		1.85%			(5.23%)
C000206144 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Focus Fund Class I
Average Annual Return, Percent		3.85%					9.74%	10.18%
C000225967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Focus Fund Class Y
Average Annual Return, Percent		4.18%				(3.54%)
C000206145 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Focus Fund Class Z
Average Annual Return, Percent		3.99%					10.04%	10.47%
C000248571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Concentrated Equity Fund Class A
Average Annual Return, Percent		15.53%	10.58%
C000248567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Concentrated Equity Fund Class C
Average Annual Return, Percent		19.95%	15.41%
C000248568 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Concentrated Equity Fund Class I
Average Annual Return, Percent		21.89%	16.25%
C000248569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Concentrated Equity Fund Class Y
Average Annual Return, Percent		22.20%	16.52%
C000248570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Concentrated Equity Fund Class Z
Average Annual Return, Percent		22.20%	16.52%
C000248576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger AI Enablers & Adopters Fund Class A
Average Annual Return, Percent		18.82%	12.99%
C000248572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger AI Enablers & Adopters Fund Class C
Average Annual Return, Percent		23.34%	17.85%
C000248573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger AI Enablers & Adopters Fund Class I
Average Annual Return, Percent		25.28%	18.69%
C000248574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger AI Enablers & Adopters Fund Class Y
Average Annual Return, Percent		25.47%	18.97%
C000248575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger AI Enablers & Adopters Fund Class Z
Average Annual Return, Percent		25.68%	19.15%
Without Sales Load [Member] | C000024900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger International Opportunities Fund Class A—excluding sales load
Average Annual Return, Percent		14.05%					10.11%						4.78%
Without Sales Load [Member] | C000024901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger International Opportunities Fund Class B—excluding contingent deferred sales charges
Average Annual Return, Percent		14.09%					10.15%						4.53%
Without Sales Load [Member] | C000024902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger International Opportunities Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		13.49%					9.26%						4.12%
Without Sales Load [Member] | C000024903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Fund Class A—excluding sales load
Average Annual Return, Percent		(8.73%)					(0.54%)						5.46%
Without Sales Load [Member] | C000024904 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Fund Class B—excluding contingent deferred sales charges
Average Annual Return, Percent		(8.56%)					(0.54%)						5.10%
Without Sales Load [Member] | C000024905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		(9.34%)					(1.31%)						4.78%
Without Sales Load [Member] | C000024906 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Growth & Income Fund Class A—excluding sales load
Average Annual Return, Percent		10.40%					15.43%						11.59%
Without Sales Load [Member] | C000024908 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Growth & Income Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		9.56%					14.57%						10.92%
Without Sales Load [Member] | C000024909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Fund Class A—excluding sales load
Average Annual Return, Percent		5.91%					9.76%						8.71%
Without Sales Load [Member] | C000024910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Fund Class B—excluding contingent deferred sales charges
Average Annual Return, Percent		5.79%					9.72%						8.41%
Without Sales Load [Member] | C000024911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		5.11%					8.88%						8.00%
Without Sales Load [Member] | C000024912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Fund Class A—excluding sales load
Average Annual Return, Percent		20.66%					14.76%						13.59%
Without Sales Load [Member] | C000024914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		19.87%					13.92%						12.90%
Without Sales Load [Member] | C000024915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Health Sciences Fund Class A—excluding sales load
Average Annual Return, Percent		(12.28%)					(0.63%)						4.86%
Without Sales Load [Member] | C000024917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Health Sciences Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		(12.79%)					(1.38%)						4.21%
Without Sales Load [Member] | C000024918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Weatherbie Specialized Growth Fund Class A—excluding sales load
Average Annual Return, Percent		(2.18%)					2.28%						6.94%
Without Sales Load [Member] | C000024920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Weatherbie Specialized Growth Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		(2.96%)					1.52%						6.28%
Without Sales Load [Member] | C000059337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Focus Fund Class A—excluding sales load
Average Annual Return, Percent		(5.80%)					(3.91%)						4.87%
Without Sales Load [Member] | C000059339 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Focus Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		(6.63%)					(4.55%)						4.29%
Without Sales Load [Member] | C000228969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Focus Fund Class A—excluding sales load
Average Annual Return, Percent		3.72%			(4.47%)
Without Sales Load [Member] | C000228970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Focus Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		2.85%			(5.23%)
Without Sales Load [Member] | C000248571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Concentrated Equity Fund Class A—excluding sales load
Average Annual Return, Percent		21.89%	16.25%
Without Sales Load [Member] | C000248567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Concentrated Equity Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		20.95%	15.41%
Without Sales Load [Member] | C000248576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger AI Enablers & Adopters Fund Class A—excluding sales load
Average Annual Return, Percent		25.39%	18.78%
Without Sales Load [Member] | C000248572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger AI Enablers & Adopters Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		24.34%	17.85%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Average Annual Return, Percent		12.52%					10.63%						5.34%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		12.10%	9.06%	6.40%	7.98%	7.98%	15.61%	13.62%	12.97%	13.15%	12.97%	12.20%	12.32%
Standard And Poors 500 C000024905 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent							0.00%
Standard And Poors 500 C000232602 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent							0.00%
Standard And Poors 500 C000024903 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent							0.00%
Standard And Poors 500 C000024904 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent							0.00%
Russell 3000 Healthcare Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Healthcare Index
Average Annual Return, Percent		1.08%					7.43%					7.73%	8.23%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent		2.42%		(3.48%)			0.00%				6.58%		6.39%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent		13.65%			2.26%	2.26%	12.31%	10.60%				10.47%	10.58%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent		14.53%	11.15%				17.23%						15.27%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent		0.84%					8.04%			8.01%			7.63%
Russell 2000 Growth C000095961 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent							7.60%
Russell 2000 Growth C000179520 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent							7.60%
Russell 2000 Growth C000059337 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent							7.60%
Russell 2000 Growth C000059339 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent							7.60%
Russell 2000 Growth C000059340 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent							7.60%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent		14.07%					16.71%		15.48%